Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 15—Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date and before financial statements are issued. In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through May 11, 2017, the date the consolidated financial statements were issued.

On May 2, 2017, the Company’s principal shareholder completed the registration and sale of approximately 5.7 million ordinary shares, bringing its ownership from 71.5% to 48.6%. In connection with the sale, certain executives of the Company sold 193,129 ordinary shares and exercised stock options, resulting in the issuance of an additional 35,550 ordinary shares.

Note 16—Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date and before financial statements are issued. In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 28, 2017, the date the consolidated financial statements were issued.

Exercise of Underwriters’ Over-Allotment Option

On January 10, 2017, the Company completed the sale of an additional 881,667 ordinary shares of the Company to the underwriters of its initial public offering at the public offering price of $9.00 per ordinary share pursuant to the exercise of the over-allotment option granted to the underwriters. The Company received approximately $7,400 in net proceeds from the sale.

Sale of Equity Method Investment

On February 15, 2017, the Company sold its equity method investment in Ajax Foresight Global Manufacturing Sdn. Bhd., and associated note receivable, for $1,730, resulting in a net gain on sale of $32.

Sale of Cost Method Investment

On February 24, 2017, the Company sold its cost method investment in CHawk Technology International, Inc. for $1,700, resulting in a gain on sale of $210. The Company received cash of $700 and a promissory note for $1,000. The promissory note will be repaid in five quarterly installments of $200, commencing in the second quarter of 2017.